Morgan Stanley New Discoveries Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002

Dear Shareholder:

The six-month period ended February 28, 2002, was characterized by extreme market volatility. Clearly, the most prominent world and market events during the period were the September 11 terrorist attacks on New York and Washington, D.C., which resulted in the suspension of U.S. equity markets for four trading days. When the markets reopened on September 17, they experienced a considerable amount of selling pressure. The markets quickly stabilized, however, before rebounding during the last week of September. At that time it was widely anticipated that the aftereffects of the attacks would be sufficient to tip an already weak U.S. economy into recession.

Despite this negative environment, the equity markets staged an impressive rally during the fourth quarter of 2001. Consumer spending held up remarkably well. Although the economic news was mixed at best, investors seemed to focus on the more positive data points (e.g., retail sales, consumer sentiment and initial jobless claims) and discount a strong recovery in 2002. Stocks, particularly growth issues, gave back some of their gains during the first two months of 2002 amid doubts about the timing and magnitude of an economic recovery as well as accounting concerns. Economic news became more positive, but questions remained about how quickly that would translate into improved corporate earnings and guidance.

Performance and Portfolio Strategy

For the six-month period ended February 28, 2002, Morgan Stanley New Discoveries Fund's Class A, B, C and D shares posted total returns of -8.20 percent, -8.44 percent, -8.44 percent and -8.01 percent, respectively. For the same period the Standard & Poor's MidCap 400 Index returned 2.91 percent.* The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's underperformance relative to its benchmark index was the result of several factors. During the reporting period, value-oriented issues outperformed growth stocks, with the telephone services, health care and technology sectors being the hardest hit. Performance was negatively affected by the Fund's overweighting of technology and telephone services, as well as security selection within those two sectors. In addition, an overweighting in health care and underweightings of such better-performing sectors as financial services, consumer staples and

---------------------
*The Standard and Poor's MidCap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley New Discoveries Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002 continued

energy detracted from relative performance. Cushioning the Fund's performance somewhat was its exposure to, and security selection within, integrated oils and producer durables.

During the period under review, the Fund increased its weighting in such consumer-oriented sectors as restaurants, discounters, travel and broadcasting. Other sectors that were increased included health care, particularly within biotechnology, financial services, primarily asset managers, and defense. The Fund reduced its technology exposure and eliminated its holdings in telecommunications equipment and telephone services. It also reduced its exposure to business services, industrials and electric utilities.

We began the reporting period with something of a tilt toward aggressive growth stocks. A number of our more aggressive holdings, particularly within technology, consumer services and business services, appreciated significantly. We used that strength as an opportunity to trim some of those positions, as we felt that the market sentiment had gotten ahead of underlying business momentum in a number of areas. At the end of the reporting period, the Fund's largest sector weightings were consumer discretionary and health care, which together constituted just over half of the Fund's portfolio. In general, we hold a mix of companies with stable, predictable earnings and the ability to generate free cash flow, as well as companies that we believe positioned to benefit from economic recovery. While we do have some exposure to riskier names throughout the portfolio, we also maintain a number of stable growth holdings and will continue to focus on intense fundamental company research going forward.

Looking Ahead

There is no doubt that the September 11 terrorist attacks had a negative impact on the markets and the economy. However, we anticipate that the aggressive easing of monetary policy by the Fed during the fiscal year should eventually lead to a rally in stock prices. In addition, we believe that the economy is already on the road to recovery. At the end of February, evidence of this upward trend included robust housing and automobile sales.

Fortunately, most of America's investors appear to be staying the course. Funds flowing into equity mutual funds have strengthened. Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars, and a decades-long struggle during the cold war. The economy and the markets met each of those challenges, and each time emerged even stronger than before. Anyone who bought U.S. shares during such periods was eventually rewarded.

Morgan Stanley New Discoveries Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002 continued

We appreciate your ongoing support of Morgan Stanley New Discoveries Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley New Discoveries Fund
FUND PERFORMANCE - FEBRUARY 28, 2002

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 2/28/02
-------------------------
1 Year                     (28.34)%(1) (32.10)%(2)
Since Inception (9/27/00)  (36.37)%(1) (38.74)%(2)
                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 2/28/02
-------------------------
1 Year                     (28.83)%(1) (29.54)%(2)
Since Inception (9/27/00)  (36.80)%(1) (36.80)%(2)
                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 2/28/02
-------------------------
1 Year                     (28.83)%(1) (32.38)%(2)
Since Inception (9/27/00)  (36.80)%(1) (38.59)%(2)
                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 2/28/02
-------------------------
1 Year                     (28.16)%(1)
Since Inception (9/27/00)  (36.20)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

 *   The maximum front-end sales charge for Class A is 5.25%.

**   The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%.
     The CDSC declines to 0% after six years.

 + The maximum CDSC for Class C shares is 1.0% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

Morgan Stanley New Discoveries Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (97.4%)
              Advertising/Marketing
              Services (1.7%)
  110,800     Lamar Advertising Co.*...  $  4,419,812
                                         ------------
              Aerospace & Defense
              (3.7%)
   29,700     General Dynamics
               Corp. ..................     2,699,136
    4,200     Integrated Defense
               Technologies, Inc.*.....       107,100
   40,600     L-3 Communications
               Holdings, Inc.*.........     4,459,910
  122,800     Titan Corp. (The)*.......     2,210,400
                                         ------------
                                            9,476,546
                                         ------------
              Apparel/Footwear (1.1%)
   58,200     Coach, Inc.*.............     2,901,852
                                         ------------
              Apparel/Footwear Retail
              (3.8%)
  111,900     Abercrombie & Fitch Co.
               (Class A)*..............     2,981,016
  143,700     Limited, Inc. (The)......     2,588,037
  110,700     TJX Companies, Inc.
               (The)...................     4,203,279
                                         ------------
                                            9,772,332
                                         ------------
              Auto Parts: O.E.M. (0.7%)
   66,500     ArvinMeritor, Inc. ......     1,874,635
                                         ------------
              Beverages: Non-Alcoholic
              (1.1%)
  116,300     Pepsi Bottling Group,
               Inc. (The)..............     2,890,055
                                         ------------
              Biotechnology (7.9%)
   71,300     Celgene Corp.*...........     1,860,217
   26,500     Cephalon, Inc.*..........     1,544,950
   27,600     Genzyme Corp. (General
               Division)*..............     1,224,888
   66,600     Gilead Sciences, Inc.*...     4,692,636
   14,200     ICOS Corp.*..............       609,180
   61,200     IDEC Pharmaceuticals
               Corp.*..................     3,844,584
   88,700     Immunex Corp.*...........     2,549,238

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   30,700     InterMune Inc.*..........  $  1,114,717
   62,500     MedImmune, Inc.*.........     2,576,875
                                         ------------
                                           20,017,285
                                         ------------
              Broadcasting (4.5%)
   54,900     Hispanic Broadcasting
               Corp.*..................     1,431,243
   67,700     Radio One, Inc. (Class
               D)*.....................     1,201,675
   54,900     Univision Communications,
               Inc. (Class A)*.........     2,264,076
  144,900     USA Networks, Inc.*......     4,283,244
   65,900     Westwood One, Inc.*......     2,357,243
                                         ------------
                                           11,537,481
                                         ------------
              Building Products (1.6%)
  163,500     Dal-Tile International
               Inc.*...................     4,054,800
                                         ------------
              Cable/Satellite TV (1.3%)
   40,700     Adelphia Communications
               Corp. (Class A)*........       893,365
   92,150     Cablevision Systems
               Corp. - Rainbow Media
               Group*..................     2,331,395
                                         ------------
                                            3,224,760
                                         ------------
              Casino/Gaming (1.4%)
   64,800     GTECH Holdings Corp.*....     3,456,432
                                         ------------
              Chemicals: Specialty
              (0.8%)
   45,800     Sigma-Aldrich Corp. .....     2,088,022
                                         ------------
              Computer Communications
              (1.1%)
   40,600     Brocade Communications
               Systems, Inc.*..........       891,982
   35,100     Emulex Corp.*............     1,139,346
   49,800     McDATA Corp. (Class
               B)*.....................       796,800
                                         ------------
                                            2,828,128
                                         ------------
              Computer Peripherals
              (1.0%)
   82,300     Network Appliance,
               Inc.*...................     1,315,977
   15,500     QLogic Corp.*............       577,375
   30,500     Storage Technology
               Corp. ..................       585,600
                                         ------------
                                            2,478,952
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Contract Drilling (1.2%)
  111,900     GlobalSantaFe Corp. .....  $  3,094,035
                                         ------------
              Data Processing Services
              (1.9%)
   57,100     Affiliated Computer
               Services, Inc. (Class
               A)*.....................     2,792,761
   70,200     Concord EFS, Inc.*.......     2,108,106
                                         ------------
                                            4,900,867
                                         ------------
              Discount Stores (3.2%)
  107,600     BJ's Wholesale Club,
               Inc.*...................     4,427,740
  117,500     Dollar Tree Stores,
               Inc.*...................     3,764,700
                                         ------------
                                            8,192,440
                                         ------------
              Electric Utilities (1.1%)
   46,100     Dominion Resources,
               Inc. ...................     2,686,708
                                         ------------
              Electronic Equipment/
              Instruments (0.3%)
   30,000     PerkinElmer, Inc. .......       690,000
                                         ------------
              Electronic Production
              Equipment (1.3%)
   23,000     KLA-Tencor Corp.*........     1,331,930
   33,200     Novellus Systems,
               Inc.*...................     1,413,988
   14,300     Photon Dynamics, Inc.*...       590,876
                                         ------------
                                            3,336,794
                                         ------------
              Financial Publishing/
              Services (1.0%)
   82,800     SunGard Data Systems
               Inc.*...................     2,556,036
                                         ------------
              Food: Meat/Fish/Dairy
              (0.5%)
   29,600     Dreyer's Grand Ice Cream,
               Inc. ...................     1,293,816
                                         ------------
              Forest Products (1.0%)
   80,100     Plum Creek Timber Co.,
               Inc. ...................     2,479,095
                                         ------------
              Home Building (0.6%)
   15,400     Beazer Homes USA Inc.*...     1,394,470
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Hospital/Nursing
              Management (1.4%)
  198,700     Health Management
               Associates, Inc. (Class
               A)*.....................  $  3,507,055
                                         ------------
              Hotels/Resorts/
              Cruiselines (2.7%)
  147,100     Carnival Corp. ..........     4,014,359
   79,000     Starwood Hotels & Resorts
               Worldwide, Inc. ........     2,844,000
                                         ------------
                                            6,858,359
                                         ------------
              Insurance Brokers/
              Services (0.6%)
   30,100     ChoicePoint Inc.*........     1,601,320
                                         ------------
              Integrated Oil (1.3%)
   38,400     Murphy Oil Corp. ........     3,309,312
                                         ------------
              Internet Software/
              Services (0.5%)
   34,400     Business Objects S.A.
               (ADR) (France)*.........     1,311,328
                                         ------------
              Investment Banks/ Brokers
              (2.1%)
   49,400     Lehman Brothers Holdings,
               Inc. ...................     2,791,100
  192,100     Schwab (Charles) Corp.
               (The)...................     2,504,984
                                         ------------
                                            5,296,084
                                         ------------
              Investment Managers
              (1.0%)
   39,500     Affiliated Managers
               Group, Inc.*............     2,631,885
                                         ------------
              Managed Health Care
              (1.1%)
  163,500     Caremark Rx, Inc.*.......     2,853,075
                                         ------------
              Medical Distributors
              (1.8%)
   65,900     AmerisourceBergen
               Corp. ..................     4,461,430
                                         ------------
              Medical Specialties
              (5.0%)
   94,400     Cytyc Corp.*.............     2,214,624
   32,200     St. Jude Medical,
               Inc.*...................     2,521,260

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   50,500     Stryker Corp. ...........  $  3,105,750
   59,300     Varian Medical Systems,
               Inc.*...................     2,394,534
   72,300     Zimmer Holdings, Inc.*...     2,585,448
                                         ------------
                                           12,821,616
                                         ------------
              Medical/Nursing Services
              (1.3%)
  129,500     Lincare Holdings,
               Inc.*...................     3,258,220
                                         ------------
              Miscellaneous Commercial
              Services (1.0%)
   59,300     Sabre Holdings Corp.
               (Class A)*..............     2,609,793
                                         ------------
              Multi-Line Insurance
              (1.0%)
   45,000     Loews Corp. .............     2,624,850
                                         ------------
              Oilfield Services/
              Equipment (1.3%)
   96,600     BJ Services Co.*.........     3,202,290
                                         ------------
              Other Consumer Services
              (2.6%)
   59,300     Apollo Group, Inc. (Class
               A)*.....................     2,879,015
   60,400     Career Education
               Corp.*..................     2,234,196
   42,800     Weight Watchers
               International, Inc.*....     1,542,940
                                         ------------
                                            6,656,151
                                         ------------
              Packaged Software (5.7%)
   38,600     Adobe Systems, Inc. .....     1,404,268
   74,200     BMC Software, Inc.*......     1,190,910
   53,900     Intuit Inc.*.............     2,042,271
   34,300     Mercury Interactive
               Corp.*..................     1,162,084
   69,100     Network Associates,
               Inc.*...................     1,639,052
  163,700     Peregrine Systems,
               Inc.*...................     1,473,300
   95,500     Rational Software
               Corp.*..................     1,772,480
   52,800     Symantec Corp.*..........     1,903,968
   84,500     TIBCO Software, Inc.*....       891,475
   28,500     VERITAS Software
               Corp.*..................     1,011,465
                                         ------------
                                           14,491,273
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Pharmaceuticals: Other
              (3.9%)
   96,600     Biovail Corp.
               (Canada)*...............  $  4,588,500
   37,300     Forest Laboratories,
               Inc.*...................     2,966,096
   72,400     King Pharmaceuticals,
               Inc.*...................     2,248,744
                                         ------------
                                            9,803,340
                                         ------------
              Property - Casualty
              Insurers (1.1%)
   38,400     Everest Re Group, Ltd.
               (Barbados)..............     2,797,440
                                         ------------
              Recreational Products
              (1.3%)
   48,300     International Game
               Technology*.............     3,261,216
                                         ------------
              Regional Banks (1.1%)
   52,700     Zions Bancorporation.....     2,785,195
                                         ------------
              Restaurants (5.0%)
  114,400     Brinker International,
               Inc.*...................     3,928,496
   80,600     CBRL Group, Inc. ........     2,473,614
   47,000     Sonic Corp.*.............     1,255,840
   83,400     Tricon Global
               Restaurants, Inc.*......     4,931,442
                                         ------------
                                           12,589,392
                                         ------------
              Semiconductors (4.6%)
   38,300     Broadcom Corp. (Class
               A)*.....................     1,173,895
  108,700     Conexant Systems,
               Inc.*...................     1,113,088
   50,500     Fairchild Semiconductor
               Corp. (Class A)*........     1,300,375
   43,200     Integrated Device
               Technology, Inc.*.......     1,104,624
   45,000     Intersil Corp. (Class
               A)*.....................     1,232,100
   29,600     Marvell Technology Group
               Ltd. (Bermuda)*.........       908,424
   51,600     Microchip Technology
               Inc.*...................     1,763,688
   85,600     Xilinx, Inc.*............     3,074,752
                                         ------------
                                           11,670,946
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Services to the Health
              Industry (2.6%)
   33,900     Laboratory Corp. of
               America Holdings*.......  $  2,762,172
   53,800     Quest Diagnostics
               Inc.*...................     3,814,958
                                         ------------
                                            6,577,130
                                         ------------
              Specialty Insurance
              (1.1%)
   45,000     Ambac Financial Group,
               Inc. ...................     2,792,250
                                         ------------
              Telecommunication
              Equipment (1.4%)
   19,500     Harris Corp. ............       667,875
  103,800     Microtune, Inc.*.........     1,184,358
  105,400     RF Micro Devices,
               Inc.*...................     1,648,456
                                         ------------
                                            3,500,689
                                         ------------
              Tobacco (0.5%)
   45,000     Loews Corp. - Carolina
               Group*..................     1,338,750
                                         ------------
              Trucks/Construction/Farm
              Machinery (0.6%)
   72,600     AGCO Corp.*..............     1,630,596
                                         ------------
              Total Common Stocks
              (Cost $236,711,965)......   247,886,338
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (3.6%)
              Repurchase Agreement
  $ 9,069     Joint repurchase
               agreement account 1.895%
               due 03/01/02 (dated
               02/28/02; proceeds
               $9,069,477) (a)
               (Cost $9,069,000).......  $  9,069,000
                                         ------------

Total Investments
(Cost $245,780,965) (b).....   101.0%     256,955,338
Liabilities in Excess of
Other Assets................    (1.0)      (2,550,220)
                               -----     ------------
Net Assets..................   100.0%    $254,405,118
                               =====     ============

---------------------------------------------------
   ADR  American Depository Receipt.
   *    Non-income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $23,593,461 and the aggregate gross unrealized depreciation is $12,419,088, resulting in net unrealized appreciation of $11,174,373.

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2002 (unaudited)

Assets:
Investments in securities, at value
 (cost $245,780,965)...................  $256,955,338
Cash...................................        67,257
Receivable for:
    Investments sold...................    12,609,824
    Shares of beneficial interest
     sold..............................        88,928
    Dividends..........................        84,084
Prepaid expenses and other assets......        94,162
                                         ------------
    Total Assets.......................   269,899,593
                                         ------------
Liabilities:
Payable for:
    Investments purchased..............    14,563,153
    Shares of beneficial interest
     repurchased.......................       480,450
    Investment management fee..........       199,819
    Distribution fee...................       177,652
Accrued expenses and other payables....        73,401
                                         ------------
    Total Liabilities..................    15,494,475
                                         ------------
    Net Assets.........................  $254,405,118
                                         ============
Composition of Net Assets:
Paid-in-capital........................  $555,501,923
Net unrealized appreciation............    11,174,373
Net investment loss....................    (2,630,877)
Accumulated net realized loss..........  (309,640,301)
                                         ------------
    Net Assets.........................  $254,405,118
                                         ============
Class A Shares:
Net Assets.............................   $23,535,380
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     4,470,674
    Net Asset Value Per Share..........         $5.26
                                         ============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value)......................         $5.55
                                         ============
Class B Shares:
Net Assets.............................  $178,506,949
Shares Outstanding (unlimited
 authorized, $.01 par value)...........    34,282,844
    Net Asset Value Per Share..........         $5.21
                                         ============
Class C Shares:
Net Assets.............................   $41,944,616
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     8,055,534
    Net Asset Value Per Share..........         $5.21
                                         ============
Class D Shares:
Net Assets.............................   $10,418,173
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     1,973,151
    Net Asset Value Per Share..........         $5.28
                                         ============


Statement of Operations
For the six months ended February 28, 2002 (unaudited)

Net Investment Loss:
Income
Dividends (net of $1,792 foreign
 withholding tax).......................  $    416,182
Interest................................       111,411
                                          ------------
    Total Income........................       527,593
                                          ------------
Expenses
Investment management fee...............     1,418,726
Distribution fee (Class A shares).......        34,718
Distribution fee (Class B shares).......       984,437
Distribution fee (Class C shares).......       235,948
Transfer agent fees and expenses........       365,844
Registration fees.......................        35,580
Custodian fees..........................        25,991
Professional fees.......................        24,206
Shareholder reports and notices.........        21,423
Trustees' fees and expenses.............         6,688
Other...................................         4,909
                                          ------------
    Total Expenses......................     3,158,470
                                          ------------
    Net Investment Loss.................    (2,630,877)
                                          ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss.......................   (88,010,440)
Net change in unrealized depreciation...    64,537,153
                                          ------------
    Net Loss............................   (23,473,287)
                                          ------------
Net Decrease............................  $(26,104,164)
                                          ============

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX       SEPTEMBER 27, 2000*
                                                               MONTHS ENDED           THROUGH
                                                              FEBRUARY 28, 2002   AUGUST 31, 2001
                                                              -----------------  --------------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................    $  (2,630,877)       $  (7,772,175)
Net realized loss...........................................      (88,010,440)        (221,629,861)
Net change in unrealized depreciation.......................       64,537,153          (53,362,780)
                                                                -------------        -------------
    Net Decrease............................................      (26,104,164)        (282,764,816)
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (45,439,146)         608,613,244
                                                                -------------        -------------
    Net Increase (Decrease).................................      (71,543,310)         325,848,428
Net Assets:
Beginning of period.........................................      325,948,428              100,000
                                                                -------------        -------------
End of Period
(Including a net investment loss of
$2,630,877 and $0, respectively)............................    $ 254,405,118        $ 325,948,428
                                                                =============        =============

---------------------
   * Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley New Discoveries Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing primarily in common stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies included within the Russell 2000 Index and the Standard & Poor's Mid-Cap 400 Index. The Fund was organized as a Massachusetts business trust on May 16, 2000 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on September 27, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, and/or Morgan Stanley Investments, LP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities

Morgan Stanley New Discoveries Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital

Morgan Stanley New Discoveries Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,779,932 at February 28, 2002.

Morgan Stanley New Discoveries Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $124, $672,072 and $20,232, respectively and received $18,860 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2002 aggregated $286,998,978 and $325,463,070, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2002, the Fund had transfer agent fees and expenses payable of approximately $6,200.

5. Federal Income Tax Status

At August 31, 2001, the Fund had a net capital loss carryover of approximately $5,710,000 which will be available through August 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $213,815,000 during fiscal 2001.

At August 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley New Discoveries Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                        FOR THE PERIOD
                                                         FOR THE SIX                 SEPTEMBER 27, 2000*
                                                        MONTHS ENDED                       THROUGH
                                                      FEBRUARY 28, 2002                AUGUST 31, 2001
                                                  -------------------------       --------------------------
                                                         (unaudited)
                                                    SHARES        AMOUNT            SHARES         AMOUNT
                                                  ----------   ------------       -----------   ------------
CLASS A SHARES
Sold............................................     292,094   $ 1,593,303         14,000,478   $137,314,142
Redeemed........................................  (1,454,581)   (8,020,332)        (8,369,817)   (70,356,162)
                                                  ----------   ------------       -----------   ------------
Net increase (decrease) - Class A...............  (1,162,487)   (6,427,029)         5,630,661     66,957,980
                                                  ----------   ------------       -----------   ------------
CLASS B SHARES
Sold............................................   1,743,109     9,465,865         49,482,104    483,842,993
Redeemed........................................  (6,871,060)  (36,741,154)       (10,073,809)   (72,360,229)
                                                  ----------   ------------       -----------   ------------
Net increase (decrease) - Class B...............  (5,127,951)  (27,275,289)        39,408,295    411,482,764
                                                  ----------   ------------       -----------   ------------
CLASS C SHARES
Sold............................................     273,564     1,423,996         12,718,773    125,110,963
Redeemed........................................  (1,903,753)  (10,217,172)        (3,035,550)   (21,930,889)
                                                  ----------   ------------       -----------   ------------
Net increase (decrease) - Class C...............  (1,630,189)   (8,793,176)         9,683,223    103,180,074
                                                  ----------   ------------       -----------   ------------
CLASS D SHARES
Sold............................................     147,638       810,341          4,194,288     38,914,497
Redeemed........................................    (697,971)   (3,753,993)        (1,673,304)   (11,922,071)
                                                  ----------   ------------       -----------   ------------
Net increase (decrease) - Class D...............    (550,333)   (2,943,652)         2,520,984     26,992,426
                                                  ----------   ------------       -----------   ------------
Net increase (decrease) in Fund.................  (8,470,960)  $(45,439,146)       57,243,163   $608,613,244
                                                  ==========   ============       ===========   ============

---------------------
   * Commencement of operations

Morgan Stanley New Discoveries Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                    FOR THE PERIOD
                                                                 FOR THE SIX      SEPTEMBER 27, 2000*
                                                                MONTHS ENDED            THROUGH
                                                              FEBRUARY 28, 2002     AUGUST 31, 2001
                                                              -----------------   -------------------
                                                                 (unaudited)

Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $ 5.73               $10.00
                                                                    ------               ------

Loss from investment operations:
    Net investment loss.....................................         (0.03)               (0.07)
    Net realized and unrealized loss........................         (0.44)               (4.20)
                                                                    ------               ------

Total loss from investment operations.......................         (0.47)               (4.27)
                                                                    ------               ------

Net asset value, end of period..............................        $ 5.26               $ 5.73
                                                                    ======               ======

Total Return+(1)............................................         (8.20)%             (42.70)%

Ratios to Average Net Assets(2)(3):
Expenses....................................................          1.59 %               1.49 %

Net investment loss.........................................         (1.22)%              (1.08)%

Supplemental Data:
Net assets, end of period, in thousands.....................       $23,535              $32,268

Portfolio turnover rate(1)..................................           105 %                155 %

---------------------

     *   Commencement of operations.

    ++ The per share amounts were computed using an average number of shares outstanding during the period.

     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

    (1)  Not annualized.

    (2)  Annualized.

    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
FINANCIAL HIGHLIGHTS continued

                                                                                    FOR THE PERIOD
                                                                 FOR THE SIX      SEPTEMBER 27, 2000*
                                                                MONTHS ENDED            THROUGH
                                                              FEBRUARY 28, 2002     AUGUST 31, 2001
                                                              -----------------   -------------------
                                                                 (unaudited)

Class B Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $ 5.69               $10.00
                                                                    ------               ------

Loss from investment operations:
    Net investment loss.....................................         (0.05)               (0.13)
    Net realized and unrealized loss........................         (0.43)               (4.18)
                                                                    ------               ------

Total loss from investment operations.......................         (0.48)               (4.31)
                                                                    ------               ------

Net asset value, end of period..............................        $ 5.21               $ 5.69
                                                                    ======               ======

Total Return(+)(1)..........................................         (8.44)%             (43.10)%

Ratios to Average Net Assets(2)(3):
Expenses....................................................          2.34 %               2.28 %

Net investment loss.........................................         (1.97)%              (1.87)%

Supplemental Data:
Net assets, end of period, in thousands.....................      $178,507             $224,120

Portfolio turnover rate(1)..................................           105 %                155 %

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
FINANCIAL HIGHLIGHTS continued

                                                                                    FOR THE PERIOD
                                                                 FOR THE SIX      SEPTEMBER 27, 2000*
                                                                MONTHS ENDED            THROUGH
                                                              FEBRUARY 28, 2002     AUGUST 31, 2001
                                                              -----------------   -------------------
                                                                 (unaudited)

Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $ 5.69               $10.00
                                                                    ------               ------

Loss from investment operations:
    Net investment loss.....................................         (0.05)               (0.13)
    Net realized and unrealized loss........................         (0.43)               (4.18)
                                                                    ------               ------

Total loss from investment operations.......................         (0.48)               (4.31)
                                                                    ------               ------

Net asset value, end of period..............................        $ 5.21               $ 5.69
                                                                    ======               ======

Total Return(+)(1)..........................................         (8.44)%             (43.10)%

Ratios to Average Net Assets(2)(3):
Expenses....................................................          2.34 %               2.28 %

Net investment loss.........................................         (1.97)%              (1.87)%

Supplemental Data:
Net assets, end of period, in thousands.....................       $41,945              $55,080

Portfolio turnover rate(1)..................................           105 %                155 %

---------------------

     *   Commencement of operations.

    ++   The per share amounts were computed using an average number of shares outstanding during the period.

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

    (1)  Not annualized.

    (2)  Annualized.

    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

'

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
FINANCIAL HIGHLIGHTS continued

                                                                                    FOR THE PERIOD
                                                                 FOR THE SIX      SEPTEMBER 27, 2000*
                                                                MONTHS ENDED            THROUGH
                                                              FEBRUARY 28, 2002     AUGUST 31, 2001
                                                              -----------------   -------------------
                                                                 (unaudited)

Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $ 5.74               $10.00
                                                                    ------               ------

Loss from investment operations:
    Net investment loss.....................................         (0.03)               (0.07)
    Net realized and unrealized loss........................         (0.43)               (4.19)
                                                                    ------               ------

Total loss from investment operations.......................         (0.46)               (4.26)
                                                                    ------               ------

Net asset value, end of period..............................        $ 5.28               $ 5.74
                                                                    ======               ======

Total Return(+)(1)..........................................         (8.01)%             (42.60)%

Ratios to Average Net Assets(2)(3):
Expenses....................................................          1.34 %               1.28 %

Net investment loss.........................................         (0.97)%              (0.87)%

Supplemental Data:
Net assets, end of period, in thousands.....................       $10,418              $14,480

Portfolio turnover rate(1)..................................           105 %                155 %

---------------------

     *   Commencement of operations.

    ++ The per share amounts were computed using an average number of shares outstanding during the period.

     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

    (1)  Not annualized.

    (2)  Annualized.

    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investments LP
One Tower Bridge
West Conshohocken, Pennsylvania 19428

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.            39851RPT

[MORGAN STANLEY LOGO]
MORGAN STANLEY
NEW DISCOVERIES FUND


Semiannual Report
February 28, 2002